FT Vest International Equity Moderate Buffer ETF - March Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FT Vest International Equity Moderate Buffer ETF - March | FT Vest International Equity Moderate Buffer ETF - March
Prospectus [Line Items]
Annual Return [Percent]	3.26%	16.08%	(8.38%)